Document and Entity Information	May 26, 2020
Cover [Abstract]
Entity Registrant Name	APPLIED MATERIALS INC /DE
Amendment Flag	false
Entity Central Index Key	0000006951
Document Type	8-K
Document Period End Date	May 26, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-06920
Entity Tax Identification Number	94-1655526
Entity Address, Address Line One	3050 Bowers Avenue P.O. Box 58039 Santa Clara
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95052-8039
City Area Code	(408)
Local Phone Number	727-5555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.01 per share
Trading Symbol	AMAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false